Schedule of Investments(a)
January 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.05%
Advertising–1.44%
Trade Desk, Inc. (The), Class A(b)	233,392	$27,698,963
Aerospace & Defense–1.34%
Axon Enterprise, Inc.(b)	39,305	25,633,935
Application Software–21.54%
AppLovin Corp., Class A(b)	90,706	33,524,030
Atlassian Corp., Class A(b)	99,880	30,641,186
Autodesk, Inc.(b)	70,447	21,932,969
Braze, Inc., Class A(b)	216,411	9,950,578
Clearwater Analytics Holdings, Inc., Class A(b)	490,908	13,823,969
Datadog, Inc., Class A(b)	213,374	30,450,604
HubSpot, Inc.(b)	62,271	48,542,113
Klaviyo, Inc., Class A(b)	389,559	17,923,610
Manhattan Associates, Inc.(b)	42,749	8,917,014
Pegasystems, Inc.	248,303	26,888,732
Procore Technologies, Inc.(b)(c)	183,996	14,638,722
Q2 Holdings, Inc.(b)	219,829	20,921,126
Salesforce, Inc.	149,432	51,060,914
Samsara, Inc., Class A(b)	502,994	25,904,191
SAP SE, ADR (Germany)(c)	93,155	25,716,369
Tyler Technologies, Inc.(b)	36,025	21,674,081
Workiva, Inc.(b)	113,926	11,189,812
		413,700,020
Asset Management & Custody Banks–1.43%
KKR & Co., Inc., Class A	164,122	27,419,863
Automobile Manufacturers–1.04%
Tesla, Inc.(b)	49,573	20,057,236
Broadline Retail–3.39%
Amazon.com, Inc.(b)	274,064	65,139,531
Communications Equipment–4.14%
Arista Networks, Inc.(b)	419,788	48,372,171
Lumentum Holdings, Inc.(b)	276,271	23,499,611
Motorola Solutions, Inc.	16,318	7,657,222
		79,529,004
Construction & Engineering–1.13%
Quanta Services, Inc.	70,434	21,666,203
Consumer Finance–1.18%
American Express Co.	71,385	22,661,168
Education Services–0.62%
Duolingo, Inc.(b)	32,535	11,842,415
Electrical Components & Equipment–1.87%
Eaton Corp. PLC	45,488	14,849,103
Vertiv Holdings Co., Class A	180,779	21,154,758
		36,003,861
Electronic Components–2.39%
Amphenol Corp., Class A	236,886	16,766,791
Shares		Value
Electronic Components–(continued)
Coherent Corp.(b)	322,170	$29,153,163
		45,919,954
Electronic Equipment & Instruments–1.46%
PAR Technology Corp.(b)(c)	180,216	13,081,879
Zebra Technologies Corp., Class A(b)	38,172	14,961,134
		28,043,013
Electronic Manufacturing Services–1.04%
Flex Ltd.(b)	481,243	20,043,771
Health Care Equipment–1.33%
Intuitive Surgical, Inc.(b)	44,522	25,461,241
Independent Power Producers & Energy Traders–0.45%
Vistra Corp.	51,863	8,714,540
Industrial Machinery & Supplies & Components–1.24%
Parker-Hannifin Corp.	33,620	23,771,021
Interactive Media & Services–9.71%
Alphabet, Inc., Class A	257,713	52,578,606
Meta Platforms, Inc., Class A	136,681	94,197,812
Reddit, Inc., Class A(b)	199,198	39,749,961
		186,526,379
Internet Services & Infrastructure–4.77%
Cloudflare, Inc., Class A(b)	180,562	24,989,781
GoDaddy, Inc., Class A(b)	68,369	14,538,668
Shopify, Inc., Class A (Canada)(b)	185,307	21,643,857
Snowflake, Inc., Class A(b)	168,161	30,522,903
		91,695,209
Investment Banking & Brokerage–2.17%
Goldman Sachs Group, Inc. (The)	43,356	27,765,182
Robinhood Markets, Inc., Class A(b)	268,371	13,941,874
		41,707,056
Movies & Entertainment–3.96%
Netflix, Inc.(b)	51,097	49,909,506
Spotify Technology S.A. (Sweden)(b)	47,568	26,093,426
		76,002,932
Restaurants–1.23%
DoorDash, Inc., Class A(b)	124,606	23,529,351
Semiconductor Materials & Equipment–1.68%
Nova Ltd. (Israel)(b)	52,916	12,973,945
Onto Innovation, Inc.(b)	94,175	19,283,273
		32,257,218
Semiconductors–18.36%
Astera Labs, Inc.(b)	206,582	20,951,546
Broadcom, Inc.	415,314	91,896,529
MACOM Technology Solutions Holdings, Inc.(b)	188,463	24,924,232
Monolithic Power Systems, Inc.	38,057	24,256,390
NVIDIA Corp.	959,231	115,174,866
SiTime Corp.(b)	83,239	16,997,404
See accompanying notes which are an integral part of this schedule.
Invesco Technology Fund

Shares		Value
Semiconductors–(continued)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	278,904	$58,380,185
		352,581,152
Systems Software–8.03%
Commvault Systems, Inc.(b)	75,083	11,957,718
CyberArk Software Ltd.(b)	76,716	28,460,102
Microsoft Corp.	101,679	42,202,886
OneStream, Inc.(b)	272,524	8,115,765
Palo Alto Networks, Inc.(b)	54,292	10,012,530
SentinelOne, Inc., Class A(b)	433,576	10,384,145
ServiceNow, Inc.(b)	42,292	43,069,327
		154,202,473
Technology Hardware, Storage & Peripherals–1.61%
Apple, Inc.	131,357	31,000,252
Transaction & Payment Processing Services–0.50%
Mastercard, Inc., Class A	17,342	9,632,267
Total Common Stocks & Other Equity Interests (Cost $1,123,062,345)		1,902,440,028
Money Market Funds–0.96%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(d)(e)	6,327,485	6,327,485
Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 4.29%(d)(e)	12,179,694	$12,179,694
Total Money Market Funds (Cost $18,507,179)		18,507,179
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $1,141,569,524)		1,920,947,207
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.50%
Invesco Private Government Fund, 4.35%(d)(e)(f)	13,299,722	13,299,722
Invesco Private Prime Fund, 4.48%(d)(e)(f)	34,653,785	34,664,181
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $47,963,903)		47,963,903
TOTAL INVESTMENTS IN SECURITIES–102.51% (Cost $1,189,533,427)		1,968,911,110
OTHER ASSETS LESS LIABILITIES—(2.51)%		(48,132,938)
NET ASSETS–100.00%		$1,920,778,172
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$7,675,266	$138,919,099	$(140,266,880)	$-	$-	$6,327,485	$241,922
Invesco Liquid Assets Portfolio, Institutional Class	5,910,731	28,425,980	(34,336,963)	(428)	680	-	65,260
Invesco Treasury Portfolio, Institutional Class	8,771,733	235,042,568	(231,634,607)	-	-	12,179,694	401,808
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	12,817,034	247,728,273	(247,245,585)	-	-	13,299,722	515,485*
Invesco Private Prime Fund	32,965,581	465,583,198	(463,884,832)	2,162	(1,928)	34,664,181	1,330,198*
Total	$68,140,345	$1,115,699,118	$(1,117,368,867)	$1,734	$(1,248)	$66,471,082	$2,554,673

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Technology Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,902,440,028	$—	$—	$1,902,440,028
Money Market Funds	18,507,179	47,963,903	—	66,471,082
Total Investments	$1,920,947,207	$47,963,903	$—	$1,968,911,110
Invesco Technology Fund